Commitments and Contingent Liabilities (Tables)	12 Months Ended
Mar. 31, 2025
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Commitments for Purchases of Property, Plant and Equipment and Other Commitments
Commitments for purchases of property, plant and equipment and other commitments as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Commitments for purchases of property, plant and equipment and other commitments	¥108,440	¥120,744